Pioneer AMT-Free Municipal Fund
Schedule of Investments  |  September 30, 2024

A: PBMFX	C: MNBCX	Y: PBYMX

Schedule of Investments  |  9/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.5%
	Municipal Bonds — 98.6% of Net Assets(a)
	Alabama — 0.9%
4,000,000	County of Jefferson Sewer Revenue, 5.50%, 10/1/53	$ 4,409,680
3,000,000(b)	Energy Southeast A Cooperative District, Series B, 5.25%, 7/1/54	3,279,000
	Total Alabama	$7,688,680

	Arizona — 1.9%
6,040,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 5,001,845
10,000,000(c)	Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project, Series A, 5.25%, 1/1/54	11,300,200
	Total Arizona	$16,302,045

	Arkansas — 1.1%
9,850,000(d)	Fayetteville School District No 1, Arkansas Construction Bonds, 4.00%, 2/1/50 (ST AID WITHHLDG Insured)	$ 9,745,984
	Total Arkansas	$9,745,984

	California — 8.8%
36,350,000(e)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	$ 3,221,337
1,840,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,374,759
1,460,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.00%, 5/1/49	1,854,842
12,900,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	10,457,385
10,000,000	California Health Facilities Financing Authority, Commonspirit Health, Series A, 4.00%, 4/1/44	9,850,700
650,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/54 (144A)	659,893
7,000,000(d)	City of Oakland, Measure KK, Series B-1, 3.00%, 1/15/50	5,791,450
9,430,000(d)	Glendale Unified School District, Los Angeles County, California, Series C, 3.00%, 9/1/39	8,801,773
50,000,000(e)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	6,180,500
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,546,900
1Pioneer AMT-Free Municipal Fund | 9/30/24

Principal Amount USD ($)		Value
	California — (continued)
1,615,000(d)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	$ 1,746,348
7,000,000(d)	San Bernardino City Unified School District, San Bernadino County, California, Series F, 3.00%, 8/1/44 (AGM Insured)	5,978,350
7,395,000(d)	San Diego Unified School District, San Diego County, California, Series M-2, 3.00%, 7/1/50	6,139,403
5,530,000(d)	Santa Paula Unified School District, Ventura County, California, Series D, 3.00%, 8/1/49	4,441,420
2,000,000(d)	State of California, 4.00%, 8/1/54	2,018,100
1,500,000(d)	State of California, 5.25%, 8/1/54	1,743,135
	Total California	$74,806,295

	Colorado — 1.7%
6,475,000	Board of Water Commissioners City & County of Denver, Series A, 3.00%, 9/15/40	$ 5,820,895
7,040,000	Colorado Health Facilities Authority, Series A, 3.00%, 11/15/51 (BAM-TCRS Insured)	5,546,957
3,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	3,082,830
	Total Colorado	$14,450,682

	District of Columbia — 2.4%
1,000,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	$ 1,029,850
8,375,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	8,660,922
10,000,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, Climate Transition Bonds, Series A, 5.25%, 7/15/59	11,071,900
	Total District of Columbia	$20,762,672

	Florida — 11.7%
2,150,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/54 (144A)	$ 2,171,672
2,500,000	City of Miami, Miami Forever Infrastructure Programs, Series C, 5.25%, 1/1/49	2,801,775
7,690,000	County of Hillsborough, 3.25%, 8/1/48	6,652,004
5,375,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/36 (AGM-CR Insured)	5,155,270
4,500,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/37 (BAM-TCRS Insured)	4,276,980
6,800,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/39	6,178,344
5,490,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/40	4,901,197
Pioneer AMT-Free Municipal Fund | 9/30/242

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
14,945,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/41	$ 13,133,965
4,000,000(e)	County of Miami-Dade, 10/1/34	2,842,320
5,010,000(e)	County of Miami-Dade, 10/1/35	3,426,289
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49 (BAM-TCRS Insured)	8,219,700
4,525,000	Florida State Board of Governors Florida International University Dormitory Rev, Series A, 3.00%, 7/1/46 (BAM Insured)	3,777,153
8,255,000	Hillsborough County Industrial Development Authority, 3.50%, 8/1/55 (BAM-TCRS Insured)	7,016,998
4,000,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	3,320,120
7,000,000	Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group, 3.00%, 8/15/44	5,788,930
1,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/48	961,630
5,860,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/54	5,772,979
16,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series C, 3.00%, 7/1/51	13,096,320
	Total Florida	$99,493,646

	Georgia — 1.1%
1,000,000	Fayette County Development Authority, United States Soccer Federation, Inc., Project, 5.25%, 10/1/49	$ 1,094,920
2,000,000	Fayette County Development Authority, United States Soccer Federation, Inc., Project, 5.25%, 10/1/54	2,175,280
4,000,000	Gainesville & Hall County Hospital Authority, Series A, 4.00%, 2/15/51	3,791,960
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	1,988,460
	Total Georgia	$9,050,620

	Idaho — 0.3%
2,725,000	Idaho Housing & Finance Association, The College Of Idaho Project, 5.375%, 11/1/38 (144A)	$ 2,963,165
	Total Idaho	$2,963,165

	Illinois — 4.3%
8,500,000	Chicago O'Hare International Airport, Series B, 5.50%, 1/1/59	$ 9,502,150
3,825,000(d)	City of Chicago, Series A, 5.00%, 1/1/44	4,017,321
1,750,000(d)	City of Chicago, Series A, 5.00%, 1/1/45	1,833,020
11,000,000(d)	City of Chicago, Series A, 5.25%, 1/1/45	11,749,650
3Pioneer AMT-Free Municipal Fund | 9/30/24

Principal Amount USD ($)		Value
	Illinois — (continued)
2,780,000	County of Du Page, The Morton Arboretum Project, 3.00%, 5/15/47	$ 2,241,708
1,385,000(f)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	1,450,206
5,455,000(d)	State of Illinois, Series B, 4.25%, 5/1/46	5,414,142
	Total Illinois	$36,208,197

	Indiana — 1.4%
7,235,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A, 4.00%, 12/1/40	$ 7,164,821
1,300,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/54	1,352,637
1,600,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/59	1,647,056
1,500,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.25%, 7/1/64	1,567,290
	Total Indiana	$11,731,804

	Maine — 0.3%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AGM ST AID WITHHLDG Insured)	$ 1,309,363
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AGM ST AID WITHHLDG Insured)	1,111,830
	Total Maine	$2,421,193

	Maryland — 0.6%
6,000,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/47 (CNTY GTD Insured)	$ 4,929,600
	Total Maryland	$4,929,600

	Massachusetts — 9.0%
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/38	$ 3,515,145
3,765,000(d)	City of Somerville, 4.00%, 5/1/52	3,747,718
8,050,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, 5.25%, 7/1/52	9,098,754
4,600,000	Massachusetts Development Finance Agency, Boston University, Series FF, 4.00%, 10/1/46	4,577,828
1,000,000	Massachusetts Development Finance Agency, Boston University, Series FF, 5.00%, 10/1/48	1,102,980
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.00%, 4/1/37	2,106,820
Pioneer AMT-Free Municipal Fund | 9/30/244

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
13,020,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	$ 16,261,980
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,473,900
1,600,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	1,600,144
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	396,648
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	479,395
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	4,988,050
1,000,000	Massachusetts Development Finance Agency, Wellforce, Series C, 3.00%, 10/1/45 (AGM Insured)	791,570
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,442,324
4,080,000(e)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,467,217
10,000,000(d)	Town of Brookline, 3.00%, 3/15/45	8,403,500
4,160,000(d)	Town of Stoughton, Municipal Purpose Loan, 3.00%, 10/15/37	3,927,165
3,000,000(d)	Town of Swampscott, 3.00%, 3/1/52	2,400,060
	Total Massachusetts	$76,781,198

	Missouri — 0.4%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	$ 3,871,080
	Total Missouri	$3,871,080

	Nebraska — 1.4%
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	$ 11,738,788
	Total Nebraska	$11,738,788

	New Hampshire — 1.1%
4,000,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$ 3,560,840
5,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	5,564,000
	Total New Hampshire	$9,124,840

5Pioneer AMT-Free Municipal Fund | 9/30/24

Principal Amount USD ($)		Value
	New Jersey — 1.4%
4,000,000	New Jersey Educational Facilities Authority, Series C, 2.00%, 3/1/38	$ 3,152,040
2,500,000	New Jersey Housing & Mortgage Finance Agency, Series K, 4.70%, 10/1/50	2,588,650
4,000,000	New Jersey Transportation Trust Fund Authority, Series BB, 5.00%, 6/15/46	4,368,280
2,100,000	New Jersey Turnpike Authority, Series B, 4.50%, 1/1/48	2,174,844
	Total New Jersey	$12,283,814

	New York — 10.6%
1,200,000	Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools Project, 4.75%, 6/1/54	$ 1,205,616
5,295,000(d)	City of New York, Series C, 5.25%, 3/1/49	5,924,893
5,000,000(d)	City of New York, Series D, 5.50%, 4/1/46	5,753,600
5,000,000(d)	City of New York, Series F-1, 3.00%, 3/1/51 (BAM-TCRS Insured)	3,970,050
5,000,000	Metropolitan Transportation Authority, Climate Bond Certified, Series A, 4.00%, 11/15/48 (BAM Insured)	4,950,300
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	3,741,600
500,000	New York City Housing Development Corp., 4.80%, 2/1/53 (HUD SECT 8 Insured)	510,625
3,000,000	New York City Housing Development Corp., Sustainability Development Bond, Series F-1, 4.90%, 11/1/57 (REMIC FHA INS 542 (c) Insured)	3,067,920
40,000,000(e)	New York Counties Tobacco Trust, Series F, 6/1/60	2,926,000
15,000,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	11,870,400
3,135,000	New York State Dormitory Authority, 3.00%, 2/1/50 (FHA 241 Insured)	2,490,193
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	9,157,164
4,000,000	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	4,479,800
1,000,000	New York State Dormitory Authority, Series A, 5.50%, 5/1/56	1,109,930
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.00%, 10/1/46	12,187,500
5,000,000	New York State Dormitory Authority, Cornell University, Series A, 5.50%, 7/1/54	5,788,450
1,000,000	New York State Housing Finance Agency, Series A-1, 3.95%, 11/1/60 (SONYMA Insured)	960,720
Pioneer AMT-Free Municipal Fund | 9/30/246

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
4,900,000	New York State Urban Development Corp., 3.00%, 3/15/48	$ 4,053,819
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,502,715
4,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	4,215,800
	Total New York	$89,867,095

	North Carolina — 1.4%
1,000,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/52	$ 1,003,630
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	4,898,386
5,150,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/49	5,648,417
	Total North Carolina	$11,550,433

	Ohio — 4.8%
14,400,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 13,540,320
5,800,000	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series B, 4.70%, 9/1/54 (GNMA/FNMA/FHLMC Insured)	5,876,676
2,500,000	Ohio State University, Series A, 4.00%, 12/1/48	2,498,600
1,250,000	Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B, 5.00%, 12/1/53	1,329,825
1,500,000	Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B, 5.00%, 12/1/63	1,593,510
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50	16,058,460
	Total Ohio	$40,897,391

	Oregon — 0.9%
4,120,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	$ 3,207,502
5,000,000	University of Oregon, Series A, 3.50%, 4/1/52 (BAM-TCRS Insured)	4,442,450
	Total Oregon	$7,649,952

	Pennsylvania — 5.5%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 836,212
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	176,944
7Pioneer AMT-Free Municipal Fund | 9/30/24

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	$ 3,727,831
900,000	Lancaster Municipal Authority, Garden Spot Village Project, Series A, 5.00%, 5/1/49	946,413
400,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/54	416,348
530,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/59	549,515
13,000,000	Montgomery County Higher Education and Health Authority, Series B, 3.25%, 5/1/55	10,109,970
10,000,000	Montgomery County Higher Education and Health Authority, Series B, 4.00%, 5/1/56 (BAM-TCRS Insured)	9,452,500
3,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	2,835,720
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A, 5.00%, 9/1/39	4,777,265
10,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	9,799,000
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.00%, 9/1/42	2,937,810
	Total Pennsylvania	$46,565,528

	Puerto Rico — 1.6%
4,888,995(b)	Commonwealth of Puerto Rico, 11/1/43	$ 3,147,779
10,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series 2, 4.784%, 7/1/58	10,026,900
744,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, 5.00%, 7/1/58	750,741
	Total Puerto Rico	$13,925,420

	Rhode Island — 1.3%
7,050,000(b)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 3.18%, 9/1/47 (144A)	$ 7,033,503
20,000,000(e)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,738,200
	Total Rhode Island	$10,771,703

Pioneer AMT-Free Municipal Fund | 9/30/248

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Tennessee — 0.5%
1,400,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.125%, 7/1/54 (BAM Insured)	$ 1,496,082
2,555,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	2,732,087
	Total Tennessee	$4,228,169

	Texas — 12.7%
915,000	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., 4.75%, 6/15/49 (144A)	$ 920,966
150,000	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., 4.875%, 6/15/59 (144A)	150,728
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/49	301,269
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/54	300,690
8,000,000	Board of Regents of the University of Texas System, Series A, 5.00%, 8/15/50	9,753,920
13,500,000(d)	Cedar Hill Independent School District, Dallas County, Texas, 4.00%, 2/15/50 (PSF-GTD Insured)	13,333,005
5,000,000	Central Texas Regional Mobility Authority, Series D, 3.00%, 1/1/46 (BAM-TCRS Insured)	4,159,250
2,250,000	Clifton Higher Education Finance Corp., Inspire Academies, 4.50%, 8/15/54 (PSF-GTD Insured)	2,300,962
19,000,000(d)	County of Bexar, 3.00%, 6/15/41	17,121,660
4,235,000(d)	Denton Independent School District, 5.00%, 8/15/53 (PSF-GTD Insured)	4,619,030
7,500,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Bipmedical Research Institute Project, Series A, 5.25%, 6/1/54	7,998,150
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	7,845,600
825,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	811,346
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	466,250
6,880,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, 5.00%, 5/15/49 (AGM Insured)	7,456,957
4,000,000(d)	Lubbock-Cooper Independent School District, 4.00%, 2/15/49 (PSF-GTD Insured)	3,905,720
9Pioneer AMT-Free Municipal Fund | 9/30/24

Principal Amount USD ($)		Value
	Texas — (continued)
1,500,000(d)	Midland Independent School District, 5.00%, 2/15/50 (PSF-GTD Insured)	$ 1,567,125
3,500,000(d)	State of Texas, Series B, 2.125%, 8/1/38	2,797,620
11,130,000	Tarrant County Cultural Education Facilities Finance Corp., Cook Children'S Medical Center, 3.00%, 12/1/50	8,606,384
1,970,000	Texas Department of Housing & Community Affairs, Series A, 2.45%, 7/1/46 (GNMA Insured)	1,440,641
1,295,000	Texas Department of Housing & Community Affairs, Series A, 3.50%, 7/1/34 (GNMA/FNMA Insured)	1,303,521
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,582,875
5,000,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	4,454,600
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.00%, 4/15/48	4,946,000
	Total Texas	$108,144,269

	Utah — 1.3%
13,110,000	Utah State University, Series B, 3.00%, 12/1/49 (BAM-TCRS Insured)	$ 10,770,283
	Total Utah	$10,770,283

	Virginia — 5.6%
2,340,000(d)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 1,988,158
2,750,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	2,674,540
15,970,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, 4.00%, 10/1/52	16,187,352
1,275,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	1,084,438
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	17,962,850
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	6,540,160
1,000,000	Virginia Housing Development Authority, Series E, 2.30%, 7/1/40	785,690
	Total Virginia	$47,223,188

	Washington — 2.6%
1,025,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,246,041
Pioneer AMT-Free Municipal Fund | 9/30/2410

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Washington — (continued)
10,250,000	City of Seattle Municipal Light & Power Revenue, Series A, 4.00%, 1/1/48	$ 9,836,618
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.50%, 5/1/38 (CNTY GTD Insured)	10,201,000
1,000,000	Washington State Housing Finance Commission, Radford Court And Nordhem Court Portfolio, 5.50%, 7/1/59	1,089,420
	Total Washington	$22,373,079

	Total Municipal Bonds (Cost $817,115,901)	$838,320,813

	U.S. Government and Agency Obligations — 2.9% of Net Assets
10,100,000(e)	U.S. Treasury Bills, 10/1/24	$ 10,100,000
3,000,000(e)	U.S. Treasury Bills, 10/24/24	2,990,948
11,000,000(e)	U.S. Treasury Bills, 10/29/24	10,959,447
	Total U.S. Government and Agency Obligations (Cost $24,049,978)	$24,050,395

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.5% (Cost $841,165,879)	$862,371,208
	OTHER ASSETS AND LIABILITIES — (1.5)%	$(12,338,546)
	net assets — 100.0%	$850,032,662

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
CNTY GTD	County Guaranteed.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2024.
SONYMA	State of New York Mortgage Agency.
ST AID WITHHLDG	State Aid Withholding.
11Pioneer AMT-Free Municipal Fund | 9/30/24

ST INTERCEPT	State Aid Intercept.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $18,657,608, or 2.2% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Represents a General Obligation Bond.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Escrow to maturity.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	20.5%
Education Revenue	16.7
Development Revenue	10.3
Transportation Revenue	9.5
Water Revenue	8.2
Other Revenue	7.3
Tobacco Revenue	6.2
Power Revenue	2.3
General Revenue	0.3
81.3%
General Obligation Bonds:	18.7%
100.0%
Pioneer AMT-Free Municipal Fund | 9/30/2412

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$838,320,813	$—	$838,320,813
U.S. Government and Agency Obligations	—	24,050,395	—	24,050,395
Total Investments in Securities	$—	$862,371,208	$—	$862,371,208
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
13Pioneer AMT-Free Municipal Fund | 9/30/24